Shareholder Fees	0 Months Ended
Oct. 01, 2011
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Conservative Allocation Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Growth Balanced Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Moderate Balanced Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none